Staff numbers and costs	12 Months Ended
Jun. 30, 2025
Staff Numbers And Costs
Staff numbers and costs

9. Staff numbers and costs

The average number of employees (including directors) during the period was:

	Year Ended June 30
	2025	2024	2023
Sales and Business Development	11	4	11
Central Services and Management	14	10	18
Production	16	46	64
Total	41	60	93

Their aggregate remuneration costs comprised:

	Year Ended June 30
(US dollars in thousands)	2025	2024	2023
Salaries, wages and incentives	1,025	2,045	5,465
Social security costs	21	362	430
Pension contributions	35	175	369
Short-term compensated absences	8	39	366
Total	1,089	2,621	6,630

Directors’ emoluments for the year ended June 30, 2025 were $276,453 (year ended June 30, 2024: $358,292; year ended June 30, 2023: $347,179) of which the highest paid director received $87,953 (year ended June 30, 2024: $85,571; year ended June 30, 2023: $81,819). Our Executive Chairman, Kevin Chin, also received an additional £325,000 for his role as the CEO during the year ended June 30, 2025 (year ended June 30, 2024 and 2023: £325,000). Director emoluments include employer social security costs.

Key Management Personnel:

	Year Ended June 30
(US dollars in thousands)	2025	2024	2023
Salaries, wages and incentives	597	957	1,120
Social security costs	-	6	38
Pension contributions	16	35	60
Total	613	998	1,218

Key management personnel are those below the Board level that have a significant impact on the operations of the business. The number of key management personnel, including directors for the year ended June 30, 2025 was 6 (year ended June 30, 2024: 8; year ended June 30, 2023: 10).